Other Payables	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Other Payables

Note 11 — Other Payables:

	December 31,
	2021	2020
	U.S. dollars in thousands
Employees and payroll accruals	664	705
Provision for vacation pay	669	513
Accrued expenses	163	135
Other payables	21	56
	1,517	1,409